Seligman Portfolios, Inc.

April 27, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Seligman Portfolios, Inc. (the “Fund”)
Post-Effective Amendment No. 38
File Nos. 033-15253 and 811-05221

Dear Sir or Madam:

Following is an edgarized filing of Post-Effective Amendment No. 38 (the “Filing”) to the Registration Statement on Form N-1A of the Fund filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 40 under the Investment Company Act of 1940, as amended. The Filing has been marked to show changes from Post-Effective Amendment No. 37 filed pursuant to the 1933 Act on February 16, 2007.

If you have any questions or comments, please contact the undersigned at (212) 850-1703.

Very truly yours,

/s/ Joseph L. D’Alessandro

Joseph L. D’Alessandro

Assistant Secretary

100 Park Avenue • New York, NY 10017 • (212) 850-1864